RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
Schedule of compensation

Compensation to key executives includes:

	Year Ended December 31,
	2020		2019		2018
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Employee compensation	9	$2,772	8	$2,201	7	$1,835
Share-based payment	9	904	8	850	7	702
Total		$3,676		$3,051		$2,537

Compensation to directors who are not employed by the Company includes:

	Year Ended December 31,
	2020		2019		2018
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Director compensation	8	$244	8	$213	8	$208
Share-based payment		98	8	88	8	76
Total	8	$342		$301		$284

	Year Ended December 31,			December 31,
	2020	2019	2018	2020	2019
	Transaction amounts			Carrying amount
	U.S. dollars in thousands			U.S. dollars in thousands
Key executives (including directors) of the Company	$4,018	$3,352	$2,821	$495	$383